BALANCE SHEETS (USD $)	Jan. 31, 2013	Jan. 31, 2012
ASSETS
CASH AND CASH EQUIVALENTS	$ 6,727,461	$ 10,253,474
U.S. GOVERNMENT SECURITIES, at amortized cost (which approximates market)	438,815
ACCRUED INCOME RECEIVABLE	218,053	387,980
PREPAID EXPENSE	56,573	53,767
CURRENT ASSETS	7,440,902	10,695,221
U.S. GOVERNMENT SECURITIES, at amortized cost (which approximates market)	205,055	473,816
Assignments of leased property
Amended assignment of Peters Lease	1	1
Assignment of Cloquet Leases	1	1
Certificate of beneficial interest for 13,120,010 units of Land Trust	1	1
TOTAL FIXED PROPERTY, including intangibles, at nominal values	3	3
TOTAL ASSETS	7,645,960	11,169,040
LIABILITIES, UNALLOCATED RESERVE AND TRUST CORPUS
DISTRIBUTION PAYABLE	6,428,805	9,971,208
ACCRUED EXPENSES	34,930	166,321
TOTAL LIABILITIES	6,463,735	10,137,529
UNALLOCATED RESERVE	1,182,222	1,031,508
TRUST CORPUS	3	3
TOTAL LIABILITIES, UNALLOCATED RESERVE AND TRUST CORPUS	$ 7,645,960	$ 11,169,040